Note 7 - Leases (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Lease Information [Table Text Block]
	As of June 30,
	2025	2026
	US$	US$

Asset
Right-of-use asset, net	-	58

Liability
Lease liability, current	-	37
Lease liability, non-current	-	23

Lease, Cost [Table Text Block]
	For the Year Ended June 30
	2025	2026
	US$	US$

Operating lease expense
Amortization of right-of-use asset	495	14
Interest expense on lease liability	17	2
Total	512	16

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
	As of June 30,
	2025	2026
	US$	US$
Twelve months ending June 30,
2025	-	-
2026	-	40
2027	-	23
Total lease payments	-	63
Less: imputed interest	-	(3)
Total	-	60